Document and Entity Information	Apr. 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001692830
Document Type	8-K
Document Period End Date	Apr. 11, 2023
Entity Registrant Name	SATSUMA PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39041
Entity Tax Identification Number	81-3039831
Entity Address, Address Line One	400 Oyster Point Boulevard
Entity Address, Address Line Two	Suite 221
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	410-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	STSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false